PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details)									1 Months Ended				12 Months Ended
	Feb. 21, 2020 USD ($)	Jan. 01, 2020 USD ($)	Jan. 01, 2019 CNY (¥)	Feb. 06, 2018 USD ($) item	Feb. 06, 2018 CNY (¥) item	Jun. 06, 2017 $ / shares shares	Nov. 24, 2015 USD ($)	Nov. 24, 2015 USD ($)	Feb. 29, 2020 subsidiary	Sep. 30, 2019 subsidiary	Feb. 28, 2018 USD ($) item	Sep. 30, 2011 USD ($)	Dec. 31, 2019 USD ($) item segment	Dec. 31, 2019 CNY (¥) item segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2010 USD ($)
PRINCIPAL ACCOUNTING POLICIES
Accumulated deficit													$ (489,938,842)				¥ (3,410,856,231)		¥ (3,233,061,063)
Current liabilities exceeded total assets													125,900,000				876,600,000
Net loss													(28,177,876)	¥ (196,168,740)	¥ (239,284,796)	¥ (112,092,907)
Cash equivalents, bank deposits													350,000					$ 80,000
Cash and cash equivalents													1,452,662			142,624,020	10,113,141	611,401	4,256,449	¥ 38,878,076
Allowance for doubtful accounts receivable													24,335	169,416	109,939	47,948
Payments to acquire game licenses												$ 10,000,000
Additional payment to acquire game licenses due in four years												$ 12,700,000
Game license fee payable													3,100,000					$ 3,100,000
Advertising expenses													40,000	200,000	300,000	900,000
Unrestricted government subsidies from local government													200,000	¥ 1,200,000	¥ 1,600,000	¥ 2,300,000
Exercise price | $ / shares						$ 0.00
Options exercised | shares						6,328,535
Options canceled | shares						10,806,665
Carrying value of convertible notes													59,500,000				414,100,000
Deferred Revenue													20,000				200,000		5,400,000
Convertible Notes Payable, Current													$ 59,485,752				414,127,908		375,257,140
Number of Tokens Subscribed | item				5,297,157	5,297,157						5,297,157		2,222,222	2,222,222
Payments for Subscription of Tokens				$ 2,000,000	¥ 14,100,000						$ 2,000,000
Number of subsidiaries disposed off | subsidiary										3
Lease assets													$ 1,329,772				9,257,604
Lease liabilities													$ 1,387,482				9,659,375
Number of operating segment | segment													1	1
12% Convertible Senior Notes Due 2018
PRINCIPAL ACCOUNTING POLICIES
Principal amount							$ 40,050,000	$ 40,050,000
Notes due date							2018
Notes extension							2 years	2 years
Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China
PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalents													$ 1,100,000				¥ 7,600,000		¥ 3,600,000
Red 5 Studios, Inc. ("Red 5")
PRINCIPAL ACCOUNTING POLICIES
Ownership interest (as a percent)													34.71%				34.71%
Goodwill																					$ 1,600,000
Subsequent Event
PRINCIPAL ACCOUNTING POLICIES
Number of subsidiaries disposed off | subsidiary									3
Subsequent Event | 12% Convertible Senior Notes Due 2018
PRINCIPAL ACCOUNTING POLICIES
Repayments of Long-term Debt	$ 4,800,000	$ 4,800,000
Convertible Notes Payable, Current	$ 55,500,000	$ 55,500,000
Accounting Standards Update 2016-02 [Member]
PRINCIPAL ACCOUNTING POLICIES
Lease assets | ¥			¥ 0
Lease liabilities | ¥			0
Impact on retained earnings | ¥			¥ 0
Minimum
PRINCIPAL ACCOUNTING POLICIES
Share-based awards vesting period													1 year	1 year
Maximum
PRINCIPAL ACCOUNTING POLICIES
Share-based awards vesting period													4 years	4 years
Land use right
PRINCIPAL ACCOUNTING POLICIES
Intangible Assets, useful life													44 years	44 years
Acquired game licenses | Minimum
PRINCIPAL ACCOUNTING POLICIES
Intangible Assets, useful life													2 years	2 years
Acquired game licenses | Maximum
PRINCIPAL ACCOUNTING POLICIES
Intangible Assets, useful life													7 years	7 years